Supplement dated March 15, 2023
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below
Prudential Investment Portfolios 12
PGIM Short Duration Muni Fund
Prudential Investment Portfolios, Inc. 17
PGIM Short Duration Multi-Sector Bond Fund
Prudential Short-Term Corporate Bond Fund, Inc.
PGIM Short-Term Corporate Bond Fund
This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
Effective May 1, 2023, the Class A sales load schedule for the Fund will be revised so that investors who purchase $250,000 or more of Class A shares and redeem those shares within 18 months of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. This change would apply to new purchases into the Funds (existing purchases would be subject to the current CDSC). Prior to May 1, 2023, investors who purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a CDSC of 1.00%, although they are not subject to an initial sales charge.
1.The first footnote to the shareholder fee table in the section of the Summary Prospectus and Prospectus entitled "Fund Fees and Expenses", is amended and restated as follows:
1Investors who purchase $250,000 or more of Class A shares and sell these shares within 18 months of purchase are also subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
2.In the section of the Prospectus entitled "How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Choosing a Share Class", the first bullet in the subsection entitled "Multiple share classes let you choose a cost structure that meets your needs" is amended and restated to read as follows:
•Class A shares purchased in amounts of less than $250,000 require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class C shares. Prior to May 1, 2023, investors who purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. Effective May 1, 2023, investors who purchase $250,000 or more of Class A shares and sell these shares within 18 months of purchase are also subject to a CDSC of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
3.In the section of the Prospectus entitled "How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Choosing a Share Class", the fourth bullet in the subsection entitled "When choosing a share class, you should consider the following factors" is amended and restated to read as follows:
•Class C shares purchased in single amounts greater than $250,000 are generally less advantageous than purchasing Class A shares. Purchase orders for Class C shares above this amount generally will not be accepted.
4.In the section of the Prospectus entitled "How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Choosing a Share Class", the row entitled "Contingent Deferred Sales Charge ("CDSC")" in the
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table in the subsection entitled "Share Class Comparison", solely with respect to Class A shares, is amended and restated as follows:
Class A*
Contingent Deferred	For purchases prior to May 1, 2023: 1.00% on sales of
Sales Charge ("CDSC") (as	$500,000 or more made within 12 months of purchase
a percentage of the lower
of the original purchase	For purchases on or after May 1, 2023: 1.00% on sales of
price or the net asset value	$250,000 or more made within 18 months of purchase
at redemption)
5.In the section of the Prospectus entitled "How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Choosing a Share Class", in the subsection entitled "Share Class Comparison", the fourth footnote to the table is amended and restated to read as follows:
•Prior to May 1, 2023, investors who purchased $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1.00%, although they are not subject to an initial sales charge. Effective May 1, 2023, investors who purchase $250,000 or more of Class A shares and redeem those shares within 18 months of purchase are subject to a CDSC of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
6.In the section of the Prospectus entitled "How to Buy, Sell and Exchange Fund Shares", the table and related footnotes for Class A sales changes in the subsection entitled "How to Buy Shares—Reducing or Waiving Class A's and Class C's Sales Charges" is deleted and replaced with the following:
Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. The tables below show how the sales charge decreases as the amount of your investment increases:
For purchases made prior to May 1, 2023:
Amount of Purchase	Sales Charge as a %	Sales Charge as a %	Dealer
	of Offering Price*	of Amount Invested*	Reallowance***
Less than $100,000	2.25%	2.30%	2.00%

$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 to $499,999	1.25%	1.27%	1.25%

$500,000 to
$4,999,999**	None	None	1.00%

$5,000,000 to	None	None	0.50%
$9,999,999**

$10,000,000 and
over**	None	None	0.25%

*Due to rounding in the calculation of the offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentages shown above.
**If you invest $500,000 or more, you can buy only Class A shares, unless you qualify to buy other share classes. If you purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a CDSC of 1.00%, although you will not be subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
***The Dealer Reallowance is the amount that is paid by the Fund's distributor to the financial intermediary responsible for the sale of the Fund's shares. For more information, please see "How Financial Intermediaries are Compensated for Selling Fund Shares" in this section of the Prospectus.
For purchases made on or after May 1, 2023:
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	Sales Charge as a %	Sales Charge as a %	Dealer
Amount of Purchase	of Offering Price*	of Amount Invested*	Reallowance***
Less than $100,000	2.25%	2.30%	2.00%

$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 to $4,999,999	None	None	1.00%

$5,000,000 to
$9,999,999**	None	None	0.50%
$10,000,000 and	None	None	0.25%
over**

*Due to rounding in the calculation of the offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentage shown above.
**If you invest $250,000 or more, you can buy only Class A shares, unless you qualify to buy other share classes. Prior to May 1, 2023, if you purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a CDSC of 1.00%, although you will not be subject to an initial sales charge. Effective May 1, 2023, if you purchase $250,000 or more of Class A shares and sell these shares within 18 months of purchase, you will be subject to a CDSC of 1.00%, although you will not be subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
***The Dealer Reallowance is the amount that is paid by the Fund's distributor to the financial intermediary responsible for the sale of the Fund's shares. For more information, please see "How Financial Intermediaries are Compensated for Selling Fund Shares" in this section of the Prospectus.
7.In the section of the Prospectus entitled "How to Buy, Sell and Exchange Fund Shares", the paragraph that begins "Purchases of $500,000 or more." in subsection entitled "How to Buy Shares—Reducing or Waiving Class A's and Class C's Sales Charges" is deleted and replaced with the following:
Purchases of $250,000 or more. If you purchase $250,000 or more of Class A shares, you will not be subject to an initial sales charge, although a CDSC may apply, as previously noted.
8.In the section of the Prospectus entitled "How to Sell Your Shares", the subsection entitled "Contingent Deferred Sales Charge ("CDSC")" is amended and restated to read as follows:
Contingent Deferred Sales Charge (CDSC)
If you sell Class C shares within 12 months of purchase, you will have to pay a CDSC of 1.00%. In addition, prior to May 1, 2023, if you purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase, you are subject to a CDSC of 1.00% for shares redeemed within 12 months of purchase, although you are not subject to an initial sales charge. Effective May 1, 2023, if you purchase $250,000 or more of Class A shares, and sell these shares within 18 months of purchase, you are subject to a 1.00% CDSC, although you are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
•Amounts representing shares you purchased with reinvested dividends and distributions,
•Amounts representing the increase in NAV above the total amount of payments for shares made during the past 12 months for Class A shares purchased prior to May 1, 2023 or the past 18 months for Class A shares purchased on or after May 1, 2023 (each, in certain cases) and 12 months for Class C shares, and
•Amounts representing the cost of shares held beyond the CDSC period (12 months for Class A shares purchased prior to May 1, 2023 or 18 months for Class A shares purchased on or after May 1, 2023 (each, in certain cases) and 12 months for Class C shares).
Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid — or at least minimize — the CDSC.
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Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
The CDSC is calculated based on the lesser of the original purchase price or the net asset value at redemption. The rate decreases on the anniversary date of your purchase.
The holding period for purposes of determining the applicable CDSC will be calculated from the anniversary date of the purchase, excluding any time Class C shares were held in a money market fund.
9.In Part I of the Fund's Statement of Additional Information, the section entitled "Distribution of Fund Shares—Class A Sales Charge and Distribution Expense Information" is amended and restated to read as follows:
CLASS A SALES CHARGE AND DISTRIBUTION EXPENSE INFORMATION. Under the Class A Plan, the Fund may pay the Distributor for its distribution-related activities with respect to Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares. The Class A Plan provides that (1) 0.25% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of 0.25%) may not exceed 0.25% of the average daily net assets of the Class A shares. The Prospectus discusses any contractual or voluntary fee waivers that may be in effect. In addition, prior to May 1, 2023, if you purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase, you are subject to a CDSC of 1.00% (defined below). Effective May 1, 2023, if you purchase $250,000 or more of Class A shares and sell these shares within 18 months of purchase, you are subject to a 1.00% CDSC (defined below). The CDSC is waived for certain retirement and/or benefit plans.
For the most recently completed fiscal year, the Distributor received payments under the Class A Plan of the Fund. These amounts were expended primarily for payments of account servicing fees to financial advisers and other persons who sell Class A shares. For the most recently completed fiscal year, the Distributor also received initial sales charges and proceeds of contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. The payments received and amounts spent by the Distributor during the most recently completed fiscal year are detailed in the tables below.
10.In Part II of the Fund's Statement of Additional Information, the section entitled "Purchase, Redemption and Pricing of Fund Shares—Contingent Deferred Sales Charge ("CDSC")" is revised with respect to Class A shares to read as follows:
Class A. Investors who purchase $250,000 or more of Class A shares and sell these shares within 18 months of purchase are subject to a CDSC of 1.00%.
11.In Part II of the Fund's Statement of Additional Information, the section entitled "Purchase, Redemption and Pricing of Fund Shares—Contingent Deferred Sales Charge ("CDSC")" is revised with respect to the Calculation of CDSC to read as follows:
Calculation of CDSC. The CDSC will be imposed on any redemption that reduces the current value of your Class A or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding 12 months or 18 months in the case of Class A shares (in certain cases, for shares purchased prior to May 1, 2023 or on or after May 1, 2023, respectively), and 12 months in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor. If you purchased or hold your shares through a broker, third party administrator or other authorized entity that maintains subaccount recordkeeping, any applicable CDSC that you will pay will be calculated and reported to PMFS by such broker, administrator or other authorized entity.
The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. The CDSC will be calculated from the date of the initial purchase, excluding the time shares were held in Class C shares of a money market fund. See "Shareholder Services—Exchange Privileges" below.
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In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Class A shares made during the preceding 12 months or 18 months in the case of Class A shares (in certain cases, for shares purchased prior to May 1, 2023 or on or after May 1, 2023, respectively), and during the preceding 12 months for Class C shares; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.
As noted above, the CDSC will be waived in the case of a redemption following the death or permanent disability of a shareholder or, in the case of a trust account, following the death or permanent disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy at the time of death or initial determination of permanent disability, provided that the shares were purchased prior to death or permanent disability.
The CDSC will be waived in the case of a total or partial redemption in connection with certain distributions under the Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. For distributions from an IRA or 403(b) custodial account, the shareholder must submit a copy of the distribution form from the custodial firm indicating (i) the date of birth of the shareholder and (ii) that the shareholder reaches qualified age based on applicable IRS regulations. The distribution form must be signed by the shareholder.
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